Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

The components of property and equipment were as follows:

	December 31,
(In thousands of U.S. dollars)	2011	2012

Land and buildings	10,132	10,332
Laboratory equipment	28,639	29,314
Office and computer equipment	4,641	5,135
Furniture, fixtures and fittings	19,956	20,697
Construction in progress	-	-
Total property and equipment	63,368	65,478
Less accumulated depreciation and amortization	(43,985)	(47,240)
Property and equipment, net	19,383	18,238